Financial Instruments (Schedule of Exposure to Linkage and Foreign Currency Risk) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Forward exchange contracts on foreign currencies [Member]
Instruments not used for hedging
Currency/linkage receivable	USD	USD
Currency/linkage payable	NIS	NIS
Notional Value	₪ 203	₪ 105
Fair value	₪ 4	₪ (1)
Forward exchange contracts on CPI [Member]
Instruments not used for hedging
Currency/linkage receivable	CPI	CPI
Currency/linkage payable	NIS	NIS
Notional Value	₪ 400	₪ 500
Fair value	₪ (1)	₪ (17)
Foreign currency put options [Member]
Instruments not used for hedging
Currency/linkage receivable	NIS	NIS
Currency/linkage payable	USD	USD
Notional Value	₪ (147)	₪ (105)
Fair value		₪ 1
Embedded derivative in lease contracts [Member]
Instruments not used for hedging
Currency/linkage receivable	USD	USD
Currency/linkage payable	NIS	NIS
Notional Value	₪ 15	₪ 16
Fair value	₪ 1	₪ 2